Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
11. Property, plant and equipment

	Right-of-use asset (building)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Cost or valuation
At January 1, 2020	11,877	1,024	164	71	116	13,252
Additions	—	—	—	—	16	16
Lease modification	(10,220)	149	—	—	—	(10,071)
Disposals	—	—	—	—	—	—
Currency translation effects	191	(4)	—	—	—	187

At December 31, 2020	1,848	1,169	164	71	132	3,384

Depreciation and impairment
At January 1, 2020	(996)	(509)	(69)	(30)	(90)	(1,694)
Lease modification	1,482	—	—	—	—	1,482
Depreciation for the year	(1,017)	(514)	(16)	(35)	(17)	(1,599)

At December 31, 2020	(531)	(1,023)	(85)	(65)	(107)	(1,811)

Net book value
At January 1, 2020	10,881	515	95	41	26	11,558

At December 31, 2020	1,318	146	79	6	25	1,573

	Right-of-use asset (building)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Cost or valuation
At January 1, 2019	—	—	164	31	71	266
Additions		—	—	—	21	21
Transition to IFRS 16 (Leases)	1,237	1,314	—	—	—	2,551
Acquisition of subsidiary	10,755	—	—	58	24	10,837
Disposals	—	—	—	(18)	—	(18)
Adjustment to carrying value	—	(290)	—	—	—	(290)
Currency translation effects	(115)	—	—	—	—	(115)

At December 31, 2019	11,877	1,024	164	71	116	13,252

Depreciation and impairment
At January 1, 2019	—	—	(53)	(16)	(48)	(117)
Depreciation for the year	(996)	(509)	(16)	(14)	(42)	(1,577)

At December 31, 2019	(996)	(509)	(69)	(30)	(90)	(1,694)

Net book value
At January 1, 2019	—	—	111	15	23	149

At December 31, 2019	10,881	515	95	41	26	11,558

In August 2020, the Group modified the scope of the leased office space in the US included in right-of-use
asset (building). The new lease payments were allocated between lease and non-lease
components, determining a new lease term, and remeasuring the lease liability using a revised discount rate. This resulted in a reduction in the right-of-use asset of £8.7 million and a reduction in lease liability of £9.5 million with the associated gain on modification of £0.7 million recognized in the consolidated statement of comprehensive loss. Related transaction costs of £2.5 million are also recognized in the consolidated statement of comprehensive loss.
The Group leases office space and equipment for use in research and development activities. The maturity of lease liabilities are as follows:

	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
	£’000s	£’000s	£’000s	£’000s	£’000s
December 31, 2020
Maturity of lease liabilities	636	753	405	—	1,794